Absolute CEF Opportunities
Schedule of Investments
December 31, 2025 (Unaudited)
Closed End Funds — 101.71% Shares Fair Value
abrdn Income Credit Strategies Fund 86,174 $ 466,201
abrdn Total Dynamic Dividend Fund 1,453 14,167
Advent Convertible and Income Fund 419 5,254
BlackRock Capital Allocation Trust 15,319 216,917
BlackRock Corporate High Yield Fund 50 445
BlackRock Floating Rate Income Trust 10,976 124,358
BlackRock Innovation and Growth
Term Trust 23,675 156,018
BlackRock Science & Technology
Trust, USD Class 1,333 54,040
CBRE Global Real Estate Income
Fund, USD Class 51,951 227,545
ClearBridge Energy Midstream
Opportunity Fund, Inc., USD
Class 1,696 75,726
Cohen & Steers Infrastructure Fund,
Inc. 12,566 302,966
Cohen & Steers Quality Income Realty
Fund, Inc. 11,013 125,769
Destra Multi-Alternative Fund 3,242 29,081
Franklin Limited Duration Income
Trust, USD Class 26,597 163,572
FS Credit Opportunities Corp., USD
Class 17,358 109,355
FS Specialty Lending Fund 1,269 17,944
High Income Securities Fund 8,946 55,018
Invesco® Senior Income Trust 38,457 125,754
Liberty All-Star Equity Fund, USD
Class 161,773 1,015,935
Liberty All-Star Growth Fund, Inc.,
USD Class 43,910 232,723
LMP Capital and Income Fund, Inc. 19,140 283,463
Neuberger Berman Real Estate
Securities Income Fund, Inc. 6,260 19,030
Nuveen California Select Tax-Free
Income Portfolio 333 4,396

Absolute CEF Opportunities
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Closed End Funds — 101.71% - continued Shares Fair Value
Nuveen Credit Strategies Income Fund 60,647 $ 304,448
Nuveen Floating Rate Income Fund 15,996 125,249
Nuveen Global High Income Fund 22,523 284,015
NYLI CBRE Global Infrastructure
Megatrends Term Fund 11,440 157,414
PIMCO Dynamic Income Fund, USD
Class 8,724 154,502
Pioneer Diversified High Income Fund,
Inc. 45,171 70,467
Pioneer Floating Rate Fund, Inc. 157,093 59,923
Pioneer High Income Fund, Inc. 133,324 43,997
Pioneer Municipal High Income
Advantage Fund, Inc. 77,662 34,948
Pioneer Municipal High Income Fund
Trust 54,923 20,321
Pioneer Municipal High Income
Opportunities Fund, Inc. 36,534 6,576
RiverNorth Opportunities Fund, Inc. 21,201 248,900
Saba Capital Income & Opportunities
Fund 40,455 283,590
Virtus Stone Harbor Emerging Markets
Income Fund 9,141 45,431
Virtus Total Return Fund, Inc. 39,725 250,268
Western Asset Global High Income
Fund, Inc. 26,196 167,916
Western Asset High Yield Defined
Opportunity Fund, Inc. 13,369 149,198
XAI Madison Equity Premium Income
Fund 16,594 99,564
TOTAL CLOSED END FUNDS
  (Cost $6,315,771) 6,332,404
Common Stocks — 0.37%
Financials — 0.37%
Monroe Capital Corp. 3,664 23,340
TOTAL COMMON STOCKS
  (Cost $24,667) 23,340

Absolute CEF Opportunities
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Exchange-Traded Funds — 4.82% Shares Fair Value
NXG Cushing Midstream Energy Fund 7,686 $ 300,138
TOTAL EXCHANGE-TRADED FUNDS
  (Cost $306,894) 300,138
Money Market Funds - 2.47%
First American Treasury Obligations Fund, Class X, 3.68%
(a)
153,698 153,698
TOTAL MONEY MARKET FUNDS
    (Cost $153,698) 153,698
Total Investments — 109.37%
    (Cost $6,801,030) 6,809,580
Liabilities in Excess of Other Assets  —  (9.37)% (583,601)
Net Assets — 100.00% $ 6,225,979
(a) Rate disclosed is the seven day effective yield as of December 31, 2025.

Absolute CEF Opportunities
Schedule of Securities Sold Short
December 31, 2025 (Unaudited)
Closed End Funds - Short - (14.30)% Shares Fair Value
abrdn Global Infrastructure Income Fund (3,873) $ (86,600)
BlackRock MuniHoldings California Quality Fund - USD Class (15,000) (159,000)
Nuveen Select Tax-Free Income Portfolio (4,332) (61,081)
BlackRock Enhanced Capital and Income Fund (25,000) (584,250)
TOTAL CLOSED END FUNDS - SHORT
(Proceeds Received $895,127) (890,931)
Common Stocks - Short - (0.68)%
Financials - (0.68)%
Horizon Technology Finance Corp. (6,656) (42,932)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $45,912) (42,932)
Exchange-Traded Funds - Short - (25.39) %
Invesco® Senior Loan ETF (8,776) (184,296)
iShares® iBoxx High Yield Corporate Bond ETF (3,896) (314,134)
iShares® U.S. Real Estate ETF (3,995) (375,091)
iShares® U.S. Utilities ETF (3,277) (355,096)
Utilities Select Sector SPDR® Fund (8,248) (352,107)
TOTAL EXCHANGE-TRADED FUNDS - SHORT
(Proceeds Received $1,633,284) (1,580,724)
TOTAL SECURITIES SOLD SHORT - (40.37)%
(Proceeds Received $2,574,323) (2,514,587)
ETF – Exchange-Traded Fund
SPDR – Standard & Poor’s Depository Receipt

Absolute Capital Opportunities Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Common Stocks — 86.17% Shares Fair Value
Communications — 8.87%
Alphabet, Inc., Class A
(a)
6,998 $ 2,190,374
Meta Platforms, Inc., Class A
(a)
3,312 2,186,218
Universal Music Group NV - ADR 54,691 713,171
5,089,763
Consumer Discretionary — 10.39%
Amazon.com, Inc.
(a)(b)
13,681 3,157,849
CarMax, Inc.
(a)(b)
8,081 312,250
Carvana Co.
(b)
1,000 422,020
Copart, Inc.
(b)
22,940 898,101
Fisker , Inc.
(b)
7,480 5
Floor & Decor Holdings, Inc., Class
A
(b)
5,357 326,187
Lowe’s Companies, Inc. 3,511 846,713
5,963,125
Consumer Staples — 5.54%
Dollar Tree, Inc.
(b)
7,200 885,672
Philip Morris International, Inc. 14,289 2,291,956
3,177,628
Energy — 3.77%
Berkshire Hathaway, Inc., Class B
(a)(b)
3,299 1,658,242
Occidental Petroleum Corp. 12,266 504,378
2,162,620
Financials — 15.26%
American Express Co.
(a)
1,935 715,853
Aon PLC, Class A 4,271 1,507,150
Charles Schwab Corp. (The) 25,831 2,580,775
Intercontinental Exchange, Inc. 11,785 1,908,699
Ryan Specialty Group Holdings, Inc.
(b)
9,236 476,855
Visa, Inc., Class A 4,467 1,566,622
8,755,954
Health Care — 11.42%
Alcon, Inc. 14,523 1,144,558
Becton, Dickinson and Co. 9,039 1,754,199
Cooper Companies, Inc. (The)
(b)
12,417 1,017,697
Thermo Fisher Scientific, Inc. 2,799 1,621,880
Waters Corp.
(b)
2,681 1,018,324
6,556,658
Industrials — 9.35%
Ashtead Group PLC - ADR
(b)
17,244 1,219,840
Hayward Holdings, Inc.
(b)
30,990 478,795
Jacobs Solutions, Inc. 9,105 1,206,048
Keysight Technologies, Inc.
(b)
5,504 1,118,358
PACCAR, Inc. 12,246 1,341,060
5,364,101

Absolute Capital Opportunities Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Common Stocks — 86.17% - continued Shares Fair Value
Technology — 21.57%
Advanced Micro Devices, Inc.
(b)
5,899 $ 1,263,330
Amentum Holdings, Inc.
(b)
33,316 966,164
Analog Devices, Inc. 4,243 1,150,702
Apple, Inc.
(a)
7,789 2,117,518
Applied Materials, Inc. 5,777 1,484,631
Arista Networks, Inc.
(b)
8,914 1,168,001
Microsoft Corp. 3,685 1,782,140
Motorola Solutions, Inc. 3,335 1,278,372
Salesforce, Inc. 4,416 1,169,842
12,380,700
TOTAL COMMON STOCKS
  (Cost $31,142,388) 49,450,549
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED — 0.2 6%
NVIDIA Corporation 135 $ 2,517,750 $ 210.00
January
2026 $ 3,510
SPDR S&P 500 ETF Trust 807 55,030,944 695.00
January
2026 146,874
TOTAL CALL OPTIONS PURCHASED
    (Cost 681,499) 150,384
PUT OPTIONS PURCHASED — 0.4 6%
Amazon.com, Inc. 62 1,431,084 210.00
January
2026 2,356
Meta Platforms, Inc. 28 1,848,252 730.00
January
2026 195,860
Philip Morris International, Inc. 56 898,240 155.00
January
2026 4,200
SPDR S&P 500 ETF Trust 1,111 75,761,312 640.00
January
2026 58,883
TOTAL PUT OPTIONS PURCHASED
    (Cost 1,082,451) 261,299
TOTAL OPTIONS PURCHASED
    (Cost $1,763,950) 411,683
Money Market Funds - 19.81% Shares Fair Value
First American Treasury Obligations Fund, Class X, 3.68%
(c)
11,369,438 11,369,438
TOTAL MONEY MARKET FUNDS
    (Cost $11,369,438) 11,369,438
Total Investments — 106.70%
    (Cost $44,275,776) 61,231,670

Absolute Capital Opportunities Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
.
Liabilities in Excess of Other Assets  —  (6.70)% $ (3,844,594)
Net Assets — 100.00% $ 57,387,076
(a) All or a portion of this security is held as collateral for written options. The value of the collateral as of
December 31, 2025 is $9,464,525.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of December 31, 2025.
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
SPDR – Standard & Poor’s Depository Receipt

Absolute Capital Opportunities Fund
Schedule of Written Options
December 31, 2025 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (7.13)%
Advanced Micro Devices, Inc. (21) $ (449,736) $ 190.00 January 2026 $ (54,747)
Amazon.com, Inc. (31) (715,542) 240.00 March 2026 (33,201)
American Express Co. (8) (295,960) 290.00 January 2026 (66,000)
Applied Materials, Inc. (19) (488,281) 190.00 January 2026 (129,010)
Arista Networks, Inc. (35) (458,605) 125.00 January 2026 (28,700)
Charles Schwab Corp. (The) (81) (809,271) 82.50 January 2026 (139,928)
Dollar Tree, Inc. (18) (221,418) 100.00 January 2026 (42,750)
Meta Platforms, Inc. (14) (924,126) 760.00 March 2026 (15,554)
Philip Morris International, Inc. (28) (449,120) 165.00 March 2026 (19,040)
SPDR S&P 500 ETF Trust (566) (38,596,672) 645.00 June 2026 (3,561,272)
Total Written Call Options
(Premiums Received $4,150,331) (4,090,202)
Written Put Options (0.10)%
Amazon.com, Inc. (62) (1,431,084) 185.00 January 2026 (496)
Meta Platforms, Inc. (28) (1,848,252) 620.00 January 2026 (5,936)
NVIDIA Corporation (33) (615,450) 175.00 June 2026 (50,325)
Philip Morris International, Inc. (56) (898,240) 140.00 January 2026 (672)
Total Written Put Options
(Premiums Received $140,868) (57,429)
Total Written Options
(Premiums Received $4,291,199) (4,147,631)

Absolute Convertible Arbitrage Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Mutual Funds — 2.44% Shares Fair Value
Absolute Flexible Fund
(a)
2,896,393 $ 31,599,648
TOTAL  MUTUAL FUNDS
  (Cost $29,390,352) 31,599,648
Convertible Bonds — 85.41%
Principal
Amount Fair Value
Communications — 3.97%
AMC Networks, Inc., 4.25%, 2/15/2029 $ 5,500,000 5,634,750
AST SpaceMobile , Inc., 4.25%, 3/1/2032
(b)
5,000,000 14,734,250
AST SpaceMobile , Inc., 2.00%, 1/15/2036
(b)
6,500,000 6,503,575
BlackSky Technology, Inc., 8.25%, 8/1/2033
(b)
9,000,000 9,601,200
Magnite , Inc., 0.25%, 3/15/2026 6,500,000 6,447,350
Upwork, Inc., 0.25%, 8/15/2026 8,640,000 8,452,080
51,373,205
Consumer Discretionary — 7.09%
Cracker Barrel Old Country Store, Inc., 1.75%, 9/15/2030
(b)
8,000,000 6,042,800
Etsy, Inc., 1.00%, 6/15/2030
(b)
7,500,000 7,616,250
Freshpet , Inc., 3.00%, 4/1/2028 11,000,000 12,886,500
LCI Industries, 1.13%, 5/15/2026 7,217,000 7,123,179
LCI Industries, 3.00%, 3/1/2030
(b)
6,525,000 7,748,438
NCL Corporation Ltd., 0.75%, 9/15/2030
(b)
7,000,000 6,785,800
Patrick Industries, Inc., 1.75%, 12/1/2028 10,949,000 18,635,198
Wayfair, Inc., 3.25%, 9/15/2027 9,732,000 16,216,204
Winnebago Industries, Inc., 3.25%, 1/15/2030 9,000,000 8,482,500
91,536,869
Consumer Staples — 1.92%
Chefs' Warehouse, Inc. (The), 2.38%, 12/15/2028 5,000,000 7,606,000
Post Holdings, Inc., 2.50%, 8/15/2027 7,500,000 8,088,750
Spectrum Brands, Inc., 3.38%, 6/1/2029 9,500,000 9,008,375
24,703,125
Energy — 3.65%
Eos Energy Enterprises, Inc., 1.75%, 12/1/2031
(b)
1,000,000 972,500
Fluence Energy, Inc., 2.25%, 6/15/2030 12,000,000 14,557,500
Green Plains, Inc., 2.25%, 3/15/2027 6,500,000 6,256,250
Helix Energy Solutions Group, Inc., 9.75%, 3/1/2029
(b)
7,500,000 7,932,143
Northern Oil and Gas, Inc., 3.63%, 4/15/2029 7,500,000 7,254,375
Plug Power, Inc., 6.75%, 12/1/2033
(b)
2,500,000 2,502,500
T1 Energy, Inc., 5.25%, 12/1/2030 6,000,000 7,692,600
47,167,868
Financials — 4.62%
Coinbase Global, Inc., 0.00%, 10/1/2029
(b)
1,000,000 930,300
Coinbase Global, Inc., 0.25%, 4/1/2030 2,837,000 2,912,890
Coinbase Global, Inc., 0.00%, 10/1/2032
(b)
3,500,000 3,139,500
Encore Capital Group, Inc., 4.00%, 3/15/2029 11,250,000 12,408,750
EZCORP, Inc., 3.75%, 12/15/2029
(b)
14,000,000 26,047,000
Voyager Technologies, Inc., 0.75%, 11/15/2030
(b)
2,000,000 2,107,000

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Convertible Bonds — 85.41% - continued
Principal
Amount Fair Value
Financials — 4.62% - continued
WisdomTree, Inc., 3.25%, 8/15/2029 $ 9,254,000 $ 11,145,286
WisdomTree, Inc., 4.63%, 8/15/2030
(b)
1,000,000 1,028,500
59,719,226
Health Care — 14.01%
Accuray , Inc., 3.75%, 6/1/2026 4,250,000 4,080,002
Alphatec Holdings, Inc., 0.75%, 8/1/2026 2,512,000 3,140,000
Alphatec Holdings, Inc., 0.75%, 3/15/2030
(b)
4,250,000 6,522,475
ANI Pharmaceuticals, Inc., 2.25%, 9/1/2029 11,473,000 14,478,926
CONMED Corp., 2.25%, 6/15/2027 10,000,000 9,600,000
Enovis Corp., 3.88%, 10/15/2028 5,000,000 4,896,250
Exact Sciences Corp., 0.38%, 3/15/2027 7,000,000 7,323,400
Halozyme Therapeutics, Inc., 1.00%, 8/15/2028 14,000,000 18,613,000
Inotiv , Inc., 3.25%, 10/15/2027 1,500,000 363,750
Integer Holdings Corp., 1.88%, 3/15/2030
(b)
20,000,000 18,560,000
Jazz Investments I Ltd., 2.00%, 6/15/2026 6,000,000 6,958,500
Jazz Investments I Ltd., 3.13%, 9/15/2030 7,500,000 10,001,250
Lantheus Holdings, Inc., 2.63%, 12/15/2027
(b)
10,600,000 12,171,450
LeMaitre Vascular, Inc., 2.50%, 2/1/2030 11,750,000 11,779,375
LivaNova PLC, 2.50%, 3/15/2029 8,000,000 9,280,000
MannKind Corp., 2.50%, 3/1/2026 4,300,000 4,880,500
Merit Medical Systems, Inc., 3.00%, 2/1/2029
(b)
15,000,000 18,142,500
Pacira BioSciences , Inc., 2.13%, 5/15/2029 8,000,000 8,065,000
Repligen Corp., 1.00%, 12/15/2028 5,000,000 5,487,500
Tempus AI, Inc., 0.75%, 7/15/2030
(b)
3,500,000 3,738,000
Zoetis, Inc., 0.25%, 6/15/2029
(b)
3,000,000 3,097,500
181,179,378
Industrials — 12.77%
Advanced Energy Industries, Inc., 2.50%, 9/15/2028
(b)
7,500,000 12,315,000
Alarm.com Holdings, Inc., 5.68%, 1/15/2026 10,000,000 10,025,000
Alarm.com Holdings, Inc., 2.25%, 6/1/2029 8,000,000 7,636,000
Astronics Corp., 5.50%, 3/15/2030 1,000,000 2,562,400
Astronics Corp., 0.00%, 1/15/2031
(b)
10,000,000 11,775,000
BWX Technologies, Inc., 0.00%, 11/1/2030
(b)
9,570,000 9,144,135
Fluor Corp., 1.13%, 8/15/2029 13,889,000 15,857,071
Granite Construction, Inc., 3.25%, 6/15/2030 15,000,000 24,000,000
Greenbrier Companies, Inc. (The), 2.88%, 4/15/2028 13,795,000 14,871,700
Itron , Inc., 3.53%, 3/15/2026 8,000,000 7,932,000
Itron , Inc., 1.38%, 7/15/2030 9,000,000 9,118,125
OSI Systems, Inc., 2.25%, 8/1/2029 12,028,000 17,897,664
Tetra Tech, Inc., 2.25%, 8/15/2028 14,526,000 15,796,299
Xometry , Inc., 0.75%, 6/15/2030
(b)
4,000,000 6,034,600
164,964,994
Materials — 3.22%
B2Gold Corp., 2.75%, 2/1/2030
(b)
6,500,000 10,408,125
Century Aluminum Co., 2.75%, 5/1/2028 5,650,000 11,890,425

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Convertible Bonds — 85.41% - continued
Principal
Amount Fair Value
Materials — 3.22% - continued
McEwen Mining, Inc., 5.25%, 8/15/2030
(b)
$ 6,000,000 $ 11,370,600
SSR Mining, Inc., 2.50%, 4/1/2039 6,000,000 7,840,500
41,509,650
Real Estate — 0.21%
Redfin Corp., 0.50%, 4/1/2027 2,925,000 2,752,425
Technology — 32.80%
A10 Networks, Inc., 2.75%, 4/1/2030
(b)
8,000,000 8,275,200
Akamai Technologies, Inc., 1.13%, 2/15/2029 13,827,000 13,695,643
Akamai Technologies, Inc., 0.25%, 5/15/2033
(b)
5,000,000 5,540,000
Alkami Technology, Inc., 1.50%, 3/15/2030
(b)
8,590,000 8,832,667
Applied Optoelectronics, Inc., 2.75%, 1/15/2030 9,000,000 10,415,700
Bandwidth, Inc., 0.50%, 4/1/2028 9,100,000 7,948,850
Bentley Systems, Inc., 0.38%, 7/1/2027 11,500,000 10,844,500
BlackLine , Inc., 1.00%, 6/1/2029 11,000,000 11,630,850
Box, Inc., 1.50%, 9/15/2029 6,500,000 6,337,500
Camtek Ltd., 0.00%, 9/15/2030
(b)
7,500,000 8,680,946
Check Point Software Technologies Ltd., 0.00%, 12/15/2030
(b)
5,000,000 4,992,500
Cipher Mining, Inc., 1.75%, 5/15/2030 3,000,000 10,477,500
Cipher Mining, Inc., 0.00%, 10/1/2031
(b)
4,000,000 4,760,000
Cleanspark , Inc., 0.00%, 2/15/2032
(b)
4,000,000 3,018,000
Cloudflare, Inc., 0.00%, 6/15/2030
(b)
11,000,000 11,984,500
Cohu , Inc., 1.50%, 1/15/2031
(b)
7,050,000 7,857,225
Commvault Systems, Inc., 0.00%, 9/15/2030
(b)
7,500,000 6,652,500
CSG Systems International, Inc., 3.88%, 9/15/2028 5,000,000 5,928,750
Datadog, Inc., 0.00%, 12/1/2029 7,416,000 7,425,270
Enovix Corp., 4.75%, 9/15/2030
(b)
3,500,000 3,384,500
Euronet Worldwide, Inc., 0.63%, 10/1/2030
(b)
5,000,000 4,571,875
Evolent Health, Inc., 4.50%, 8/15/2031
(b)
6,500,000 4,615,000
Fastly, Inc., 7.75%, 6/1/2028 5,500,000 6,086,850
Fastly, Inc., 0.00%, 12/15/2030
(b)
500,000 491,550
Global Payments, Inc., 1.50%, 3/1/2031 5,468,000 4,918,466
Guidewire Software, Inc., 1.25%, 11/1/2029 12,050,000 13,279,100
IMAX Corp., 0.75%, 11/15/2030
(b)
7,000,000 7,680,750
IREN Ltd., 0.00%, 7/1/2031
(b)
6,486,000 4,819,098
IREN Ltd., 0.25%, 6/1/2032
(b)
4,000,000 3,730,000
IREN Ltd., 1.00%, 6/1/2033
(b)
4,000,000 3,750,000
Life360, Inc., 0.00%, 6/1/2030
(b)
8,157,000 8,758,579
MKS, Inc., 1.25%, 6/1/2030 12,268,000 15,678,504
Nutanix, Inc., 0.50%, 12/15/2029 13,000,000 12,571,000
ON Semiconductor Corp., 0.50%, 3/1/2029 12,168,000 11,541,348
PagerDuty, Inc., 1.50%, 10/15/2028 7,000,000 6,688,500
Parsons Corp., 2.63%, 3/1/2029 13,000,000 13,396,500
Penguin Solutions, Inc., 2.00%, 8/15/2030 7,000,000 7,143,500
Pitney Bowes, Inc., 1.50%, 8/15/2030
(b)
6,000,000 5,994,000

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Convertible Bonds — 85.41% - continued
Principal
Amount Fair Value
Technology — 32.80% - continued
Progress Software Corp., 3.50%, 3/1/2030 $ 12,617,000 $ 12,796,792
Rapid7, Inc., 0.25%, 3/15/2027 7,000,000 6,632,500
Rapid7, Inc., 1.25%, 3/15/2029 2,000,000 1,829,400
Repay Holdings Corp., 2.88%, 7/15/2029
(b)
9,000,000 7,667,100
Riot Platforms, Inc., 0.75%, 1/15/2030 5,000,000 5,668,750
Semtech Corp., 1.63%, 11/1/2027 5,500,000 11,228,250
Semtech Corp., 0.00%, 10/15/2030
(b)
1,000,000 1,062,000
SMART Global Holdings, Inc., 2.00%, 2/1/2029
(b)
10,395,000 12,083,829
Super Micro Computer, Inc., 0.00%, 6/15/2030
(b)
7,900,000 6,699,200
Synaptics , Inc., 0.75%, 12/1/2031 8,500,000 8,993,000
TeraWulf , Inc., 1.00%, 9/1/2031
(b)
5,000,000 5,922,500
TeraWulf , Inc., 0.00%, 5/1/2032
(b)
1,000,000 867,500
Varonis Systems, Inc., 1.00%, 9/15/2029 10,000,000 9,310,000
Veeco Instruments, Inc., 2.88%, 6/1/2029 7,500,000 9,311,250
Vishay Intertechnology , Inc., 2.25%, 9/15/2030 11,031,000 9,941,689
Wix.com Ltd., 0.00%, 9/15/2030
(b)
7,500,000 6,645,000
Workiva, Inc., 1.13%, 8/15/2026 6,000,000 6,983,400
Workiva, Inc., 1.25%, 8/15/2028 6,000,000 5,935,500
423,974,881
Utilities — 1.15%
Ormat Technologies, Inc., 2.50%, 7/15/2027 5,400,000 7,261,650
WEC Energy Group, Inc., 3.38%, 6/1/2028
(b)
7,500,000 7,606,875
14,868,525
TOTAL CONVERTIBLE BONDS
    (Cost $1,009,931,907) 1,103,750,146
Money Market Funds - 9.99% Shares
First American Treasury Obligations Fund, Class X, 3.68%
(c)
126,136,231 126,136,231
Morgan Stanley Institutional Liquidity Funds Treasury Securities
Portfolio, Institutional Class, 3.62%
(c)
2,926,279 2,926,279
129,062,510
TOTAL MONEY MARKET FUNDS
    (Cost $129,062,510) 129,062,510
Total Investments — 97.84%
    (Cost $1,168,384,769) 1,264,412,304
Other Assets in Excess of Liabilities  —  2.16% 27,936,983
Net Assets — 100.00% $ 1,292,349,287
(a) Affiliated Company.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933.
(c) Rate disclosed is the seven day effective yield as of December 31, 2025.

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short
December 31, 2025 (Unaudited)
Common Stocks - Short - (39.27)% Shares Fair Value
Communications - (2.06)%
AMC Networks, Inc., Class A (287,039) $ (2,732,611)
AST SpaceMobile , Inc. (230,222) (16,721,024)
BlackSky Technology, Inc. (164,000) (3,075,000)
IMAX Corp. (110,299) (4,076,651)
Magnite , Inc. (1,000) (16,230)
Upwork, Inc. (2,000) (39,640)
(26,661,156)
Consumer Discretionary - (3.69)%
Cracker Barrel Old Country Store, Inc. (57,784) (1,467,714)
Etsy, Inc. (53,200) (2,949,408)
Freshpet , Inc. (86,800) (5,288,724)
LCI Industries (38,951) (4,726,314)
Norwegian Cruise Lines Holdings Ltd. (122,500) (2,734,200)
Patrick Industries, Inc. (142,923) (15,497,141)
Wayfair, Inc., Class A (135,300) (13,585,473)
Winnebago Industries, Inc. (33,923) (1,374,560)
(47,623,534)
Consumer Staples - (0.83)%
Chefs' Warehouse, Inc. (The) (82,867) (5,165,100)
Post Holdings, Inc. (44,480) (4,405,744)
Spectrum Brands, Inc. (19,200) (1,134,336)
(10,705,180)
Energy - (1.30)%
Eos Energy Enterprises, Inc. (49,000) (561,540)
Fluence Energy, Inc. (434,225) (8,588,970)
Green Plains, Inc. (18,500) (181,300)
Northern Oil and Gas, Inc. (90,408) (1,941,060)
Plug Power, Inc. (528,360) (1,040,869)
T1 Energy, Inc. (666,000) (4,448,880)
(16,762,619)
Financials - (2.85)%
Coinbase Global, Inc., Class A (12,898) (2,916,754)
Encore Capital Group, Inc. (86,550) (4,703,993)
EZCORP, Inc., Class A (1,076,220) (20,900,192)
Voyager Technologies, Inc. (43,876) (1,146,919)
WisdomTree Investments, Inc. (583,957) (7,118,435)
(36,786,293)
Health Care - (5.85)%
Accuray , Inc. (35,250) (29,067)
Alphatec Holdings, Inc. (278,832) (5,866,625)
ANI Pharmaceuticals, Inc. (117,000) (9,235,980)
CONMED Corp. (7,000) (284,200)
Exact Sciences Corp. (12,000) (1,218,720)
Halozyme Therapeutics, Inc. (177,125) (11,920,513)
Inotiv , Inc. (7,200) (4,047)
Integer Holdings Corp. (53,474) (4,193,966)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (continued)
December 31, 2025 (Unaudited)
Common Stocks - Short - (39.27)% - continued Shares Fair Value
Health Care - (5.85)% - continued
Jazz Pharmaceuticals PLC (59,562) $ (10,125,540)
Lantheus Holdings, Inc. (57,500) (3,826,625)
LeMaitre Vascular, Inc. (54,660) (4,432,926)
LivaNova PLC (65,032) (4,001,419)
MannKind Corp. (468,100) (2,654,127)
Merit Medical Systems, Inc. (116,918) (10,305,152)
Pacira BioSciences , Inc. (89,642) (2,319,935)
Repligen Corp. (13,089) (2,144,764)
Tempus AI, Inc. (30,200) (1,783,310)
Zoetis, Inc., Class A (10,100) (1,270,782)
(75,617,698)
Industrials - (7.01)%
Advanced Energy Industries, Inc. (43,419) (9,090,636)
Alarm.com Holdings, Inc. (41,245) (2,104,320)
Astronics Corp. (179,500) (9,736,080)
BWX Technologies, Inc. (21,850) (3,776,554)
Camtek Ltd. (50,325) (5,351,812)
Enovis Corp. (21,904) (583,523)
Fluor Corp. (181,417) (7,189,556)
Granite Construction, Inc. (162,844) (18,784,055)
Greenbrier Companies, Inc. (The) (129,606) (6,057,784)
Itron , Inc. (50,777) (4,715,152)
OSI Systems, Inc. (51,400) (13,110,084)
Tetra Tech, Inc. (189,359) (6,351,101)
Xometry , Inc., Class A (62,989) (3,745,956)
(90,596,613)
Materials - (2.50)%
B2Gold Corp. (1,655,081) (7,464,415)
Century Aluminum Co. (281,125) (11,014,478)
McEwen Mining, Inc. (461,142) (8,535,738)
SSR Mining, Inc. (239,611) (5,252,273)
(32,266,904)
Technology - (12.68)%
A10 Networks, Inc. (208,781) (3,693,336)
Akamai Technologies, Inc. (83,963) (7,325,773)
Alkami Technology, Inc. (156,636) (3,613,593)
Applied Optoelectronics, Inc. (137,235) (4,784,012)
Bandwidth, Inc., Class A (3,000) (46,350)
Bentley Systems, Inc., Class B (14,854) (566,903)
BlackLine , Inc. (85,592) (4,732,382)
Box, Inc., Class A (79,545) (2,379,191)
Check Point Software Technologies Ltd. (10,295) (1,910,340)
Cipher Mining, Inc. (854,495) (12,612,347)
Cleanspark , Inc. (167,000) (1,690,040)
Cloudflare, Inc., Class A (29,644) (5,844,315)
Cohu , Inc. (184,570) (4,294,944)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (continued)
December 31, 2025 (Unaudited)
Common Stocks - Short - (39.27)% - continued Shares Fair Value
Technology - (12.68)% - continued
Commvault Systems, Inc. (17,326) $ (2,171,987)
CSG Systems International, Inc. (30,500) (2,339,045)
Datadog, Inc., Class A (19,093) (2,596,457)
Enovix Corp. (248,500) (1,816,535)
Euronet Worldwide, Inc. (20,500) (1,560,255)
Evolent Health, Inc., Class A (337,500) (1,350,000)
Fastly, Inc., Class A (96,450) (981,861)
Global Payments, Inc. (17,200) (1,331,280)
Guidewire Software, Inc. (30,500) (6,130,805)
IREN Ltd. (183,800) (6,942,126)
Life360, Inc. (71,065) (4,558,109)
MKS, Inc. (55,600) (8,884,880)
Nutanix, Inc., Class A (80,293) (4,150,345)
ON Semiconductor Corp. (41,600) (2,252,640)
PagerDuty, Inc. (49,501) (648,958)
Parsons Corp. (58,513) (3,616,103)
Penguin Solutions, Inc. (490,486) (9,593,906)
Pitney Bowes, Inc. (269,398) (2,847,537)
Progress Software Corp. (91,890) (3,947,594)
Rapid7, Inc. (8,000) (121,600)
Repay Holdings Corp., Class A (318,683) (1,163,193)
Riot Platforms, Inc. (265,000) (3,357,550)
Semtech Corp. (139,000) (10,242,910)
Super Micro Computer, Inc. (99,418) (2,909,965)
Synaptics , Inc. (58,000) (4,293,160)
TeraWulf , Inc. (369,400) (4,244,406)
Varonis Systems, Inc. (64,008) (2,099,462)
Veeco Instruments, Inc. (167,900) (4,798,582)
Vishay Intertechnology , Inc. (160,800) (2,329,992)
Wix.com Ltd. (20,397) (2,119,044)
Workiva, Inc., Class A (58,711) (5,063,824)
(163,957,637)
Utilities - (0.50)%
Ormat Technologies, Inc. (40,843) (4,511,926)
WEC Energy Group, Inc. (18,400) (1,940,464)
(6,452,390)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $487,816,425) (507,430,024)
TOTAL SECURITIES SOLD SHORT - (39.27)%
(Proceeds Received $487,816,425) (507,430,024)

Absolute Convertible Arbitrage Fund
Schedule of Futures Contracts
December 31, 2025 (Unaudited)
Futures Contracts Contracts
Expiration
Date
Notional
Amount
Value/
Unrealized
Appreciation
SHORT CONTRACTS
CBOT 5-Year US Treasury Note (300) April 2026 $ (32,791,406) $ 71,875
Total Futures $ 71,875

Absolute Flexible Fund
Schedule of Investments
December 31, 2025 (Unaudited)
Convertible Bonds — 96.94%
Principal
Amount Fair Value
Communications — 12.65%
AST SpaceMobile , Inc., 2.38%, 10/15/2032
(a)
$ 1,000,000 $ 1,322,500
BlackSky Technology, Inc., 8.25%, 8/1/2033
(a)
500,000 533,400
Magnite , Inc., 0.25%, 3/15/2026 1,000,000 991,900
Upwork, Inc., 0.25%, 8/15/2026 1,250,000 1,222,813
4,070,613
Consumer Discretionary — 6.16%
Etsy, Inc., 1.00%, 6/15/2030
(a)
500,000 507,750
LCI Industries, 1.13%, 5/15/2026 1,000,000 987,000
NCL Corporation Ltd., 0.75%, 9/15/2030
(a)
500,000 484,700
1,979,450
Energy — 3.98%
T1 Energy, Inc., 5.25%, 12/1/2030 1,000,000 1,282,100
Financials — 1.45%
Coinbase Global, Inc., 0.00%, 10/1/2029
(a)
500,000 465,150
Health Care — 14.35%
Accuray , Inc., 3.75%, 6/1/2026 450,000 432,000
Inotiv , Inc., 3.25%, 10/15/2027 500,000 121,250
Integer Holdings Corp., 1.88%, 3/15/2030
(a)
1,000,000 928,000
Pacira BioSciences , Inc., 2.13%, 5/15/2029 1,000,000 1,008,125
Repligen Corp., 1.00%, 12/15/2028 1,000,000 1,097,500
Zoetis, Inc., 0.25%, 6/15/2029
(a)
1,000,000 1,032,500
4,619,375
Industrials — 10.38%
Itron , Inc., 3.53%, 3/15/2026 1,000,000 991,500
Tetra Tech, Inc., 2.25%, 8/15/2028 1,000,000 1,087,450
Xometry , Inc., 1.00%, 2/1/2027 1,000,000 1,262,500
3,341,450
Technology — 47.97%
A10 Networks, Inc., 2.75%, 4/1/2030
(a)
1,000,000 1,034,400
Alkami Technology, Inc., 1.50%, 3/15/2030
(a)
1,000,000 1,028,250
Bandwidth, Inc., 0.50%, 4/1/2028 1,000,000 873,500
Bentley Systems, Inc., 0.38%, 7/1/2027 1,000,000 943,000
BlackLine , Inc., 1.00%, 6/1/2029 1,000,000 1,057,350
Cohu , Inc., 1.50%, 1/15/2031
(a)
500,000 557,250
Datadog, Inc., 0.00%, 12/1/2029 1,000,000 1,001,250
Fastly, Inc., 7.75%, 6/1/2028 1,000,000 1,106,700
IREN Ltd., 0.00%, 7/1/2031
(a)
1,000,000 743,000
ON Semiconductor Corp., 0.50%, 3/1/2029 1,000,000 948,500
Parsons Corp., 2.63%, 3/1/2029 1,000,000 1,030,500
Penguin Solutions, Inc., 2.00%, 8/15/2030 1,000,000 1,020,500
Rapid7, Inc., 0.25%, 3/15/2027 1,123,000 1,064,042
TeraWulf , Inc., 1.00%, 9/1/2031
(a)
500,000 592,250
Unity Software, Inc., 0.00%, 3/15/2030
(a)
1,000,000 1,447,500

Absolute Flexible Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Convertible Bonds — 96.94% - continued
Principal
Amount Fair Value
Technology — 47.97% - continued
Workiva, Inc., 1.25%, 8/15/2028 $ 1,000,000 $ 989,250
15,437,242
TOTAL CONVERTIBLE BONDS
    (Cost $29,421,474) 31,195,380
Money Market Funds - 2.40% Shares
First American Treasury Obligations Fund, Class X, 3.68%
(b)
772,845 772,845
TOTAL MONEY MARKET FUNDS
    (Cost $772,845) 772,845
Total Investments — 99.34%
    (Cost $30,194,319) 31,968,225
Other Assets in Excess of Liabilities  —  0.66% 213,766
Net Assets — 100.00% $ 32,181,991
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933.
(b) Rate disclosed is the seven day effective yield as of December 31, 2025.

Absolute Flexible Fund
Schedule of Securities Sold Short
December 31, 2025 (Unaudited)
Common Stocks - Short - (18.70)% Shares Fair Value
Communications - (2.83)%
AST SpaceMobile, Inc. (10,600) $ (769,878)
BlackSky Technology, Inc. (7,500) (140,625)
(910,503)
Consumer Discretionary - (0.74)%
Etsy, Inc. (3,000) (166,320)
Norwegian Cruise Lines Holdings Ltd. (3,198) (71,379)
(237,699)
Energy - (1.51)%
T1 Energy, Inc. (72,711) (485,709)
Financials - (0.25)%
Coinbase Global, Inc., Class A (350) (79,149)
Health Care - (1.39)%
Inotiv, Inc. (1,000) (562)
Pacira Pharmaceuticals, Inc. (4,400) (113,872)
Repligen Corp. (1,500) (245,790)
Zoetis, Inc., Class A (700) (88,074)
(448,298)
Industrials - (2.42)%
Itron, Inc. (800) (74,288)
Tetra Tech, Inc. (7,725) (259,097)
Xometry, Inc., Class A (7,500) (446,025)
(779,410)
Technology - (9.56)%
A10 Networks, Inc. (12,700) (224,663)
Alkami Technology, Inc. (9,000) (207,630)
BlackLine, Inc. (2,000) (110,580)
Cohu, Inc. (8,954) (208,360)
Datadog, Inc., Class A (1,840) (250,222)
Fastly, Inc., Class A (7,279) (74,100)
IREN Ltd. (8,400) (317,268)
ON Semiconductor Corp. (2,800) (151,620)
Parsons Corp. (3,000) (185,400)
Penguin Solutions, Inc. (13,000) (254,280)
TeraWulf, Inc. (29,100) (334,359)
Unity Software, Inc. (17,201) (759,768)
(3,078,250)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $5,939,995) (6,019,018)
TOTAL SECURITIES SOLD SHORT - (18.70)%
(Proceeds Received $5,939,995) (6,019,018)